                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6471

                Van Kampen Trust For Investment Grade Municipals
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   10/31

Date of reporting period:   7/31/04

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS JULY 31, 2004 (UNAUDITED)


PAR
AMOUNT
(000)     DESCRIPTION                                                            COUPON     MATURITY            VALUE
          MUNICIPAL BONDS    156.7%
          ALABAMA    0.6%
$    750  Birmingham Baptist Med Ctr AL Baptist Hlth Sys Ser A                   5.875%     11/15/24        $    765,705
   1,565  Jefferson Cnty, AL Swr Rev Impt Wts Ser A (Prerefunded @ 02/01/11)
          (FGIC Insd)                                                            5.000      02/01/41           1,708,291
     435  Jefferson Cnty, AL Swr Rev Impt Wts Ser A (Prerefunded @ 02/01/11)
          (FGIC Insd)                                                            5.000      02/01/41             477,752
                                                                                                            ------------
                                                                                                               2,951,748
                                                                                                            ------------

          ARIZONA    3.1%
   3,095  Arizona Sch Fac Brd Ctfs Part B (FSA Insd) (a)                         5.250      09/01/19           3,334,770
   4,225  Arizona Tourism & Sports Auth Multipurpose Stadium Fac Ser A (MBIA
          Insd)                                                                  5.375      07/01/23           4,498,780
   2,800  Phoenix, AZ Civic Impt Corp Arpt Rev Jr Lien (AMT) (FGIC Insd)         5.375      07/01/29           2,820,132
   3,125  Salt River Proj AZ Agric Impt Salt River Proj Ser A Rfdg               5.250      01/01/06           3,273,344
                                                                                                            ------------
                                                                                                              13,927,026
                                                                                                            ------------

          CALIFORNIA    12.9%
   2,895  ABC CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)                           *      08/01/20           1,296,178
   1,300  Anaheim, CA Pub Fin Auth Lease Rev Pub Impt Proj Ser C (FSA Insd)      6.000      09/01/16           1,521,845
   3,000  California St (AMBAC Insd)                                             5.125      10/01/27           3,023,280
   1,000  California St Dept Wtr Res Pwr Ser A                                   6.000      05/01/15           1,117,210
   4,000  California St Dept Wtr Res Pwr Ser A (AMBAC Insd)                      5.375      05/01/18           4,330,080
   1,320  California St Dept Wtr Res Pwr Ser A (MBIA Insd)                       5.125      05/01/19           1,393,220
   1,000  California St Pub Wks Brd UCLA Replacement Hosp Ser A (FSA Insd)       5.375      10/01/20           1,070,130
   2,000  El Dorado, CA Irr Dist Ctfs Ser A (FGIC Insd)                          5.000      03/01/21           2,066,900
   2,000  Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc Ser A (MBIA
          Insd)                                                                  5.000      09/01/33           1,992,320
   3,000  Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc Ser B (MBIA
          Insd)                                                                  5.000      03/01/33           2,988,540
   2,000  Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg (MBIA
          Insd)                                                                      *      01/15/17           1,049,480
  20,750  Foothill/Eastern Corridor Agy CA Toll Rd Rev Sr Lien Ser A
          (Escrowed to Maturity)                                                     *      01/01/23           8,096,857
   3,000  Fremont, CA Uni Sch Dist Ser A (FGIC Insd)                             5.000      08/01/25           3,044,550
   2,500  Los Angeles, CA Uni Sch Dist Ser A (FSA Insd)                          5.250      07/01/20           2,669,550
   4,020  Oakland, CA Uni Sch Dist (FGIC Insd)                                   5.250      08/01/18           4,288,898
   1,750  Palm Springs, CA Fin Auth Lease Rev Convention Ctr Proj Ser A (MBIA
          Insd)                                                                  5.500      11/01/35           1,859,165
   3,000  Port Oakland, CA Ser M (FGIC Insd)                                     5.250      11/01/18           3,222,570
   2,000  Salinas, CA Uni High Sch Dist Ser A (MBIA Insd)                        5.000      06/01/27           2,011,940
   3,000  San Francisco, CA City & Cnty Second Ser Issue 29 B Rfdg (FGIC Insd)   5.125      05/01/20           3,150,810
   1,210  Santa Clara, CA Elec Rev Sub Ser A (MBIA Insd)                         5.250      07/01/19           1,295,753
   3,745  Santa Clarita, CA Cmnty College (FGIC Insd)                            5.000      08/01/23           3,845,591
   3,000  Temecula, CA Redev Agy Tax Temecula Redev Proj No 1 (MBIA Insd)        5.250      08/01/36           3,053,550
                                                                                                            ------------
                                                                                                              58,388,417
                                                                                                            ------------

          COLORADO    2.6%
   4,000  Adams & Arapahoe Cntys CO Sch Dist 28 Ser A (FSA Insd)                 5.250      12/01/20           4,284,680
   1,000  Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev E-470 Proj Ser B
          (Prerefunded @ 08/31/05)                                               6.950      08/31/20           1,087,180
   2,000  Aurora, CO Ctfs Part (AMBAC Insd)                                      5.500      12/01/30           2,087,560
   1,000  Colorado Hlth Fac Auth Rev Catholic Hlth Initiatives Ser A             5.500      03/01/32           1,023,280
   1,125  Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth              6.500      11/15/31           1,217,947
      76  Colorado Hsg Fin Auth Single Family Pgm Sr Ser B1 (AMT)                7.650      11/01/26              76,996
   1,805  Lakewood, CO Ctfs Part (AMBAC Insd)                                    5.300      12/01/16           1,960,862
                                                                                                            ------------
                                                                                                              11,738,505
                                                                                                            ------------

          CONNECTICUT    1.1%
   2,750  Bridgeport, CT Ser A Rfdg (FGIC Insd)                                  5.375      08/15/14           3,029,235
   1,830  Connecticut St Spl Oblig Pkg Rev Bradley Intl Arpt Ser A (AMT)
          (ACA Insd)                                                             6.600      07/01/24           1,945,985
                                                                                                            ------------
                                                                                                               4,975,220
                                                                                                            ------------

          DISTRICT OF COLUMBIA    0.9%
   2,000  District of Columbia Rev Friendship Pub Charter Sch Inc (ACA Insd)     5.750      06/01/18           2,101,000
       5  District of Columbia Ser E (FSA Insd)                                  6.000      06/01/13               5,068
   2,000  Metropolitan Washington DC Arpt Auth Sys Ser A (AMT) (FGIC Insd)       5.250      10/01/32           2,010,140
                                                                                                            ------------
                                                                                                               4,116,208
                                                                                                            ------------

          FLORIDA    10.2%
   6,635  Dade Cnty, FL Spl Oblig Cap Apprec Ser B Rfdg (Prerefunded @
          10/01/08) (AMBAC Insd)                                                     *      10/01/26           1,960,443
   3,000  Escambia Cnty, FL Hlth Fac Auth Hlth Fac Rev FL Hlthcare Fac Ln
          (AMBAC Insd)                                                           5.950      07/01/20           3,113,040
   2,500  Florida St Brd Ed Cap Outlay Pub Ed Ser C (FGIC Insd)                  5.750      06/01/29           2,689,400
   1,000  Florida St Brd Ed Lottery Rev Ser A (FGIC Insd)                        6.000      07/01/14           1,142,340


   1,400  Florida St Dept Corrections Ctf Part Okeechobee Correctional
          (AMBAC Insd)                                                           6.250      03/01/15           1,462,986
   1,000  Gulf Breeze, FL Rev Loc Govt Ln Ser E (FGIC Insd) (b)                  5.050      12/01/20           1,061,010
   1,900  Gulf Breeze, FL Rev Loc Govt Ln Ser E (Variable Rate Coupon) (FGIC
          Insd) (b)                                                              5.150      12/01/20           2,068,340
   1,000  Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys Ser D     5.375      11/15/35             982,220
   4,550  Hillsborough Cnty, FL Sch Dist (AMBAC Insd)                            5.375      10/01/17           4,957,361
   2,000  Jacksonville, FL Sales Tax Rev Better Jacksonville (MBIA Insd)         5.250      10/01/19           2,151,240
   1,000  Jea, FL Elec Sys Rev Ser 3 Ser A                                       5.500      10/01/41           1,022,970
   2,000  Miami-Dade Cnty, FL Aviation Miami Intl Arpt (AMT) (FGIC Insd)         5.375      10/01/27           2,037,020
   2,000  Miami-Dade Cnty, FL Aviation Ser A (AMT) (FSA Insd)                    5.125      10/01/35           1,976,220
   2,000  Miami-Dade Cnty, FL Hlth Fac Miami Children Hosp Ser A Rfdg (AMBAC
          Insd)                                                                  5.000      08/15/20           2,056,620
   1,980  Miami-Dade, FL Sch Brd Ser C (Prerefunded @10/01/11) (FSA Insd)        5.500      10/01/13           2,235,499
   2,000  Palm Beach Cnty, FL Sch Brd Ctf Ser E Rfdg (AMBAC Insd)                5.250      08/01/11           2,215,440
   1,655  Reedy Creek Impt Dist FL Ser A Rfdg (AMBAC Insd)                       5.500      06/01/11           1,858,350
   3,465  Reedy Creek Impt Dist FL Ser C (AMBAC Insd)                            4.750      06/01/15           3,519,539
   1,210  Saint Lucie Cnty, FL Sch Brd Ctf Ser A (FSA Insd)                      5.500      07/01/14           1,343,644
   1,000  Tallahassee, FL Lease Rev FL St Univ Proj Ser A (MBIA Insd)            5.500      08/01/17           1,103,210
   1,250  Tampa, FL Hosp Rev Cap Impt H Lee Moffitt Ser A                        5.750      07/01/19           1,301,300
   2,880  Tampa, FL Occupational License Ser A Rfdg (FGIC Insd)                  5.375      10/01/15           3,158,755
   1,000  Village Ctr Cmnty Dev Dist FL Recreational Rev Ser A (MBIA Insd)       5.125      11/01/36           1,010,410
                                                                                                            ------------
                                                                                                              46,427,357
                                                                                                            ------------

          GEORGIA    3.3%
   2,000  Atlanta, GA Arpt Passenger Fac Charge Rev Gen Sub Lien Ser C (FSA
          Insd)                                                                  5.000      01/01/33           1,995,400
   1,500  George L Smith II GA World Congress Cent Auth Rev Domed Stadium Proj
          Rfdg (AMT) (MBIA Insd)                                                 5.500      07/01/20           1,587,270
   5,660  Georgia Muni Elec Auth Pwr Rev Ser Y (MBIA Insd)                       6.500      01/01/17           6,754,078
     240  Georgia Muni Elec Auth Pwr Rev Ser Y (Escrowed to Maturity) (MBIA
          Insd)                                                                  6.500      01/01/17             287,998
   4,000  Municipal Elec Auth GA Combustion Turbine Proj Ser A (MBIA Insd)       5.250      11/01/16           4,324,880
                                                                                                            ------------
                                                                                                              14,949,626
                                                                                                            ------------

          HAWAII    0.3%
   1,285  Honolulu, HI City & Cnty Ser B (FGIC Insd)                             5.500      10/01/11           1,444,044
                                                                                                            ------------

          ILLINOIS    15.2%
   2,000  Bedford Park, IL Ser A Rfdg (FSA Insd)                                 5.250      12/15/20           2,142,860
   2,000  Chicago, IL Brd of Ed (Prerefunded @ 12/01/10) (FGIC Insd)             5.500      12/01/31           2,248,540
   2,000  Chicago, IL Brd of Ed Chicago Sch Reform (Prerefunded @ 12/01/07)
          (AMBAC Insd)                                                           5.750      12/01/20           2,245,000
   4,865  Chicago, IL Cap Apprec (Prerefunded @ 07/01/05) (AMBAC Insd)               *      07/01/16           2,385,358
   1,500  Chicago, IL Lakefront Millennium Pk Facs (MBIA Insd)                   5.125      01/01/28           1,515,285
   7,000  Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Second Lien Ser A Rfdg
          (MBIA Insd)                                                            6.375      01/01/12           7,273,210
   1,500  Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien C-2 Rfdg (AMT)
          (XLCA Insd)                                                            5.250      01/01/34           1,503,795
   2,000  Chicago, IL O'Hare Intl Arpt Rev Second Lien Passenger Fac Ser B
          (AMBAC Insd)                                                           5.500      01/01/17           2,163,140
   3,500  Chicago, IL Proj Ser A Rfdg (MBIA Insd) (c)                            5.000      01/01/31           3,482,080
   1,000  Chicago, IL Wastewtr Transmission Rev Second Lien (Prerefunded @
          01/01/10) (MBIA Insd)                                                  6.000      01/01/30           1,147,500
   2,000  Chicago, IL Wastewtr Transmission Rev Second Lien (Prerefunded @
          01/01/10) (MBIA Insd)                                                  5.750      01/01/25           2,270,300
   3,500  Du Page Cnty, IL Fst Presv Dist                                            *      11/01/10           2,765,105
   2,545  Du Page Cnty, IL Trans Rev (FSA Insd)                                  5.750      01/01/15           2,852,614
     805  East Peoria, IL Ser C Rfdg                                             7.000      05/01/17             830,849
   1,310  Elgin, IL Ser B Rfdg                                                   5.750      12/15/13           1,497,382
   1,600  Grundy, Kendall, & Will Cntys (AMBAC Insd)                             5.500      05/01/15           1,729,392
   1,250  Illinois Dev Fin Auth Rev Bradley Univ Proj (Prerefunded @ 08/01/09)
          (AMBAC Insd)                                                           5.375      08/01/24           1,396,987
   1,475  Illinois Dev Fin Auth Rev Loc Govt Pgm Geneva Cmnty 304 Ser B (FSA
          Insd)                                                                  5.750      01/01/15           1,656,351
   1,145  Illinois Dev Fin Auth Rev Loc Govt Pgm Geneva Cmnty 304 Ser B (FSA
          Insd)                                                                  5.750      01/01/17           1,282,640
   3,285  Illinois Dev Fin Auth Rev Presbyterian Home Lake Proj Ser B (FSA
          Insd)                                                                  6.300      09/01/22           3,586,399
   2,000  Illinois Ed Fac Auth Rev Lewis Univ                                    6.100      10/01/16           1,998,940
   1,250  Illinois Hlth Fac Auth Rev Evangelical Hosp Ser C (FSA Insd)           6.750      04/15/17           1,503,125
     700  Illinois Hlth Fac Auth Rev Highland Park Hosp Proj Ser A
          (Prerefunded @ 10/01/07) (MBIA Insd)                                   5.750      10/01/17             781,935
   2,275  Illinois Hlth Fac Auth Rev South Suburban Hosp (Escrowed to
          Maturity)                                                              7.000      02/15/18           2,784,190
   1,000  Illinois St (FGIC Insd)                                                5.250      12/01/20           1,051,450
   2,000  Illinois St First Ser (FGIC Insd)                                      5.375      11/01/14           2,206,060
   2,000  Illinois St Sales Tax Rev Build Illinois                               5.000      06/15/19           2,091,100
     250  Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl
          Expn Proj (FGIC Insd)                                                  5.375      12/15/18             270,795
   8,845  Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl
          Expn Ser A (FGIC Insd)                                                     *      06/15/16           5,059,252
   3,000  Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl
          Expn Ser A (MBIA Insd)                                                 5.250      06/15/42           3,039,090
   1,005  Naperville, IL Ser A                                                   5.000      12/01/10           1,099,098
   1,105  Saint Clair Cnty, IL Pub Bldg Comm Bldg Rev Cap Apprec Ser B (FGIC
          Insd)                                                                      *      12/01/15             655,210
   1,000  Southern IL Univ Rev Cap Apprec Hsg & Aux (MBIA Insd)                      *      04/01/29             250,550
                                                                                                            ------------
                                                                                                              68,765,582
                                                                                                            ------------

          INDIANA    3.3%
   2,560  East Washington, IN Multi Sch Bldg Corp First Mtg (FGIC Insd)          5.375      07/15/28           2,646,272
   2,000  Indiana Transn Fin Auth Toll Rd Lease Rev Rfdg (AMBAC Insd)            5.375      07/01/09           2,154,060
   1,935  Logansport, IN Sch Bldg Corp First Mtg (FGIC Insd)                     5.500      07/15/13           2,151,430
   1,000  Marion Cnty, IN Convention & Rec Fac Auth Excise Tax Rev (MBIA
          Insd)                                                                      *      06/01/14             643,030
   1,200  North Adams, IN Cmnty Schs Renovation Bldg Corp Cap Apprec First
          Mtg (FSA Insd)                                                             *      07/15/15             723,576
   1,280  North Adams, IN Cmnty Schs Renovation Bldg Corp Cap Apprec First
          Mtg (FSA Insd)                                                             *      01/15/19             622,899
   1,500  Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt (AMT)                       5.950      12/01/29           1,500,360
   1,605  Richland Beanblossom, IN Sch First Mtg (Prerefunded @ 07/15/11)
          (FGIC Insd)                                                            5.500      07/15/12           1,807,824
   2,530  Vigo Cnty, IN Sch Bldg Corp First Mtg Impt & Rfdg (FSA Insd)           5.250      07/10/24           2,621,535
                                                                                                            ------------
                                                                                                              14,870,986
                                                                                                            ------------

          IOWA    0.9%
   1,685  Des Moines, IA Pub Pkg Sys Ser A (FGIC Insd)                           5.750      06/01/15           1,880,174
   1,785  Des Moines, IA Pub Pkg Sys Ser A (FGIC Insd)                           5.750      06/01/16           1,991,757
                                                                                                            ------------
                                                                                                               3,871,931
                                                                                                            ------------

          KANSAS    1.0%
   1,975  Sedgwick Cnty, KS Uni Sch Dist No 259 Wichita (MBIA Insd)              6.000      09/01/09           2,241,329
   2,000  Wyandotte Cnty, KS Sch Dist 500 Rfdg (FSA Insd)                        5.000      09/01/19           2,117,820
                                                                                                            ------------
                                                                                                               4,359,149
                                                                                                            ------------

          KENTUCKY    1.8%
   1,000  Kenton Cnty, KY Arpt Brd Rev Cincinnati/Northn KY Intl Arpt Ser
          A Rfdg (AMT) (MBIA Insd)                                               6.200      03/01/08           1,100,350
   1,500  Kenton Cnty, KY Arpt Brd Rev Cincinnati/Northn KY Intl Arpt Ser A
          Rfdg (AMT) (MBIA Insd)                                                 6.250      03/01/09           1,664,805
   1,500  Kentucky St Ppty & Bldg Proj No 69 Ser A                               5.000      08/01/05           1,551,060
   1,000  Kentucky St Tpk Auth Econ Dev Revitalization Proj Rfdg (FSA Insd)
          (Prerefunded @ 01/01/11)                                               5.625      07/01/14           1,114,810
   2,450  Louisville & Jefferson Cnty, KY Swr Ser A (MBIA Insd)                  5.500      05/15/16           2,684,808
                                                                                                            ------------
                                                                                                               8,115,833
                                                                                                            ------------

          MARYLAND    1.3%
   1,250  Maryland St Hlth & Higher Ed Fac Auth Rev Medstar Health Rfdg          5.375      08/15/24           1,218,550
   2,250  Maryland St Trans Auth Arpt Baltimore/Wash Intl Arpt B (AMT)
          (AMBAC Insd)                                                           5.125      03/01/24           2,290,837
   2,350  Northeast, MD Waste Disp Auth Rfdg (AMT) (AMBAC Insd)                  5.500      04/01/16           2,521,362
                                                                                                            ------------
                                                                                                               6,030,749
                                                                                                            ------------

          MASSACHUSETTS    4.0%
   5,000  Massachusetts St Cons Ln Ser E (Prerefunded @ 01/01/13) (FSA Insd)     5.250      01/01/20           5,482,200
   1,500  Massachusetts St Fed Hwy Grant Antic Nt Ser A                          5.750      06/15/14           1,656,915
     500  Massachusetts St Hlth & Ed Fac Auth Rev Hlthcare Sys Covenant Hlth     6.000      07/01/31             518,345
   1,000  Massachusetts St Hlth & Ed Fac Auth Rev Partn Hlthcare Sys Ser C       5.750      07/01/32           1,044,190
   1,000  Massachusetts St Indl Fin Agy Rev Wentworth Institute Tech             5.650      10/01/18           1,040,630
   2,805  Massachusetts St Port Auth Rev Ser A (MBIA Insd)                       5.000      07/01/22           2,887,271
   2,500  Massachusetts St Spl Oblig Dedicated Tax Rev (FGIC Insd)               5.000      01/01/34           2,500,825
   3,000  Massachusetts St Wtr Res Auth Gen Ser A (MBIA Insd)                    5.000      08/01/28           3,014,070
                                                                                                            ------------
                                                                                                              18,144,446
                                                                                                            ------------

          MICHIGAN    5.8%
   3,015  Detroit, MI Downtown Dev Auth Tax Increment Rev Ser C1                     *      07/01/17           1,537,710
   3,050  Detroit, MI Downtown Dev Auth Tax Increment Rev Ser C1                     *      07/01/18           1,462,627
   3,050  Detroit, MI Downtown Dev Auth Tax Increment Rev Ser C1                     *      07/01/19           1,375,367
   3,050  Detroit, MI Downtown Dev Auth Tax Increment Rev Ser C1                     *      07/01/22           1,115,995
   3,050  Detroit, MI Downtown Dev Auth Tax Increment Rev Ser C1                     *      07/01/23           1,037,793
   3,050  Detroit, MI Downtown Dev Auth Tax Increment Rev Ser C1                     *      07/01/24             961,512
   2,965  Detroit, MI Wtr Supply Sys Ser C (MBIA Insd)                           5.250      07/01/20           3,154,790
   3,500  Grand Rapids, MI Downtown Dev Cap Apprec (MBIA Insd)                       *      06/01/15           2,142,700
   2,765  Grand Rapids, MI Downtown Dev Cap Apprec (MBIA Insd)                       *      06/01/16           1,599,193
   1,000  Grand Rapids, MI Wtr Supply Sys Rfdg (FGIC Insd)                       5.750      01/01/13           1,121,920
   2,000  Michigan Muni Bd Auth Rev Clean Wtr Rev Fd                             5.250      10/01/18           2,156,460
   2,850  Michigan St Hosp Fin Auth Rev Ascension Hlth Cr Ser A (Prerefunded
          @ 11/15/09) (MBIA Insd)                                                5.750      11/15/18           3,237,058
   1,500  Michigan St Strategic Fd Detroit Edison Co Proj C Rfdg (AMT)
          (XLCA Insd)                                                            5.450      12/15/32           1,529,280
   2,500  Michigan St Strategic Fd Detroit Edison Co Proj Ser A (AMT)
          (XLCA Insd)                                                            5.500      06/01/30           2,572,425
   1,355  Zeeland, MI Pub Schs Sch Bldg & Site (MBIA Insd) (a)                   5.250      05/01/21           1,443,780
                                                                                                            ------------
                                                                                                              26,448,610
                                                                                                            ------------

          MINNESOTA    1.8%
   5,000  Minneapolis & Saint Paul, MN Metro Arpts Comm Arpt Rev Ser A
          (FGIC Insd)                                                            5.125      01/01/31           5,060,550
   2,800  Minnesota Agriculture & Econ Dev Brd Rev Hlthcare Sys Fairview Hosp
          Ser A (MBIA Insd)                                                      5.750      11/15/26           2,995,720
                                                                                                            ------------


                                                                                                               8,056,270
                                                                                                            ------------

          MISSISSIPPI    1.4%
   3,000  Medical Cent Ed Bldg Corp MS Rev Univ MS Med Cent Proj
          (Prerefunded @ 12/01/04) (MBIA Insd)                                   5.900      12/01/23           3,105,630
   3,250  Mississippi Business Fin Corp MS Pollutn Ctl Rev Sys Energy Res
          Inc Proj                                                               5.875      04/01/22           3,260,042
                                                                                                            ------------
                                                                                                               6,365,672
                                                                                                            ------------

          MISSOURI    1.3%
   1,500  Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast
          MO Hosp Assoc                                                          5.625      06/01/27           1,497,960
   1,625  Jefferson Cnty, MO Reorg Sch Dist No R-6 (FGIC Insd)                   5.625      03/01/20           1,811,777
   1,500  Kansas City, MO Met Cmnty Impt Leasehold Jr College Rfdg (FGIC Insd)   5.500      07/01/17           1,646,175
   1,000  Missouri St Hwys & Trans Ser A                                         5.125      02/01/17           1,063,440
                                                                                                            ------------
                                                                                                               6,019,352
                                                                                                            ------------

          NEBRASKA    0.8%
   1,190  Dodge Cnty, NE Sch Dist No 001 Fremont (FSA Insd)                      5.750      12/15/13           1,344,510
   2,260  University NE Univ Rev Lincoln Student Fees & Fac Ser B                5.000      07/01/23           2,304,545
                                                                                                            ------------
                                                                                                               3,649,055
                                                                                                            ------------

          NEVADA    1.2%
   4,000  Clark Cnty, NV Arpt Rev Sub Lien Ser A-2 (FGIC Insd) (a)               5.000      07/01/36           3,930,920
   1,500  Reno, NV Sr Lien Retrac Reno Trans Proj (AMBAC Insd)                   5.125      06/01/32           1,511,925
                                                                                                            ------------
                                                                                                               5,442,845
                                                                                                            ------------

          NEW HAMPSHIRE    0.5%
   1,000  New Hampshire Hlth & Ed Fac Auth Rev Derryfield Sch                    7.000      07/01/30             996,950
   1,000  New Hampshire St Bus Fin Auth Wtr Fac Rev Pennichuck Wtrwks Inc
          (AMT) (AMBAC Insd)                                                     6.300      05/01/22           1,101,430
                                                                                                            ------------
                                                                                                               2,098,380
                                                                                                            ------------

          NEW JERSEY    12.0%
   5,650  Garden St Preservation Tr NJ Ser A (FSA Insd)                          5.250      11/01/19           6,084,880
   1,500  New Jersey Econ Dev Auth Rev Trans Proj Sublease Ser A
          (Prerefunded @ 05/01/09) (FSA Insd)                                    5.250      05/01/17           1,651,740
  25,000  New Jersey Econ Dev Auth St Contract Econ Recovery (MBIA Insd)         5.900      03/15/21          29,170,750
   2,000  New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp Ctr Passaic (Escrowed
          to Maturity) (FSA Insd)                                                6.000      07/01/06           2,107,180
   3,000  New Jersey St Ed Fac Auth Higher Ed Cap Impt Ser A (AMBAC Insd)        5.250      09/01/19           3,206,550
     710  New Jersey St Tpk Auth Tpk Rev Ser A (MBIA Insd)                       6.000      01/01/11             813,653
     290  New Jersey St Tpk Auth Tpk Rev Ser A (Escrowed to Maturity) (MBIA
          Insd)                                                                  6.000      01/01/11             332,876
   3,500  New Jersey St Trans Corp Ctfs Fed Trans Admin Grants Ser A (AMBAC
          Insd)                                                                  5.500      09/15/13           3,914,365
   2,385  New Jersey St Trans Corp Ctfs Fed Trans Admin Grants Ser A
          (Prerefunded @ 09/15/09) (AMBAC Insd)                                  5.750      09/15/11           2,676,137
   4,000  New Jersey St Trans Tr Fd Auth Trans Sys Ser C (FSA Insd)              5.500      06/15/20           4,349,280
                                                                                                            ------------
                                                                                                              54,307,411
                                                                                                            ------------

          NEW MEXICO    0.3%
   1,250  Jicarilla, NM Apache Nation Rev Ser A (Acquired 10/23/2003,
          Cost $1,274,958) (d)                                                   5.500      09/01/23           1,290,475
                                                                                                            ------------

          NEW YORK    22.4%
   3,000  Metropolitan Trans Auth NY Commuter Fac Rev Ser A (Prerefunded
          @ 01/01/08) (MBIA Insd)                                                5.625      07/01/27           3,335,700
   2,000  Metropolitan Trans Auth NY Trans Fac Rev Svc Contract Ser R
          (Prerefunded @ 07/01/15)                                               5.500      07/01/17           2,281,320
   2,000  Nassau Cnty, NY Interim Fin Auth Sales Tax Secured Ser A
          (Prerefunded @ 11/15/10)                                               5.750      11/15/13           2,284,780
   2,500  New York City Ser A Rfdg                                               7.000      08/01/05           2,629,225
   3,000  New York City Ser A Rfdg                                               7.000      08/01/06           3,273,510
   1,850  New York City Ser G                                                    5.875      10/15/14           2,024,917
   1,000  New York City Ser H                                                    5.750      03/15/13           1,102,040
   3,055  New York City Ser I                                                    6.000      04/15/12           3,321,549
   2,500  New York City Ser I (MBIA Insd)                                        5.000      08/01/17           2,658,825
   1,945  New York City Ser I (Prerefunded @ 4/15/07)                            6.000      04/15/12           2,153,232
  10,000  New York City Trans Auth Trans Fac Livingston Plaza Proj Rfdg
          (Escrowed to Maturity) (FSA Insd)                                      5.400      01/01/18          11,087,600
   3,000  New York City Transitional Fin Auth Rev Future Tax Secd Ser A
          Rfdg (e)                                                           5.500/14.000   11/01/26           3,322,470
   5,305  New York City Transitional Future Tax Secd Ser C (AMBAC Insd)          5.250      08/01/20           5,648,764
   2,000  New York City Transitional Future Tax Secd Ser C (AMBAC Insd)          5.250      08/01/22           2,111,560
   4,545  New York City Transitional Future Tax Secd Ser D (MBIA Insd)           5.250      02/01/21           4,831,471
   2,500  New York St Dorm Auth Lease Rev Muni Hlth Fac Impt Pgm Ser A (FSA
          Insd)                                                                  5.500      05/15/25           2,635,025
   1,250  New York St Dorm Auth Lease Rev St Univ Dorm Fac Ser C
          (Prerefunded @ 07/01/09) (MBIA Insd)                                   5.500      07/01/29           1,407,900
  13,500  New York St Dorm Auth Rev City Univ Sys Ser C                          7.500      07/01/10          15,481,665
   3,000  New York St Dorm Auth Rev St Univ Ed Fac (Prerefunded @ 05/15/10)
          (FGIC Insd)                                                            5.750      05/15/24           3,435,720
   2,000  New York St Dorm Auth Rev St Univ Ed Fac 1989 Res (MBIA Insd)          6.000      05/15/16           2,274,620
   1,980  New York St Dorm Auth Rev St Univ Ed Fac Ser B                         5.250      05/15/10           2,169,149
   1,500  New York St Environmental Fac Revolving Fds Ser C                      5.000      07/15/21           1,558,320



   2,840  New York St Loc Govt Assistance Corp Ser E Rfdg                        6.000      04/01/14           3,284,943
   3,000  New York St Med Care Fac Fin Agy Rev NY Hosp Mtg Ser A
          (Prerefunded @ 02/15/05) (AMBAC Insd)                                  6.750      08/15/14           3,145,590
   5,875  New York St Med Care Fac Fin Agy Rev Saint Peter's Hosp Proj Ser A
          (AMBAC Insd)                                                           5.375      11/01/20           6,004,896
   1,500  New York St Urban Dev Corp Rev Proj Cent for Indl Innovation Rfdg      5.500      01/01/13           1,672,500
   3,000  Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Terminal 6
          (AMT) (MBIA Insd)                                                      5.750      12/01/22           3,255,150
   3,000  Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Terminal 6
          (AMT) (MBIA Insd)                                                      5.750      12/01/25           3,185,370
                                                                                                            ------------
                                                                                                             101,577,811
                                                                                                            ------------

          NORTH CAROLINA    5.1%
   2,000  Johnston Cnty, NC (FGIC Insd)                                          5.900      03/01/19           2,277,260
   1,000  North Carolina Eastern Muni Pwr Agy Pwr Sys Rev Ser D                  6.750      01/01/26           1,094,510
  15,000  North Carolina Muni Pwr Agy No 1 Catawba Elec Rev Rfdg (MBIA Insd)     6.000      01/01/12          17,267,250
   2,500  North Carolina Muni Pwr Agy Ser A (MBIA Insd)                          5.250      01/01/19           2,665,275
                                                                                                            ------------
                                                                                                              23,304,295
                                                                                                            ------------

          NORTH DAKOTA    0.3%
   1,300  North Dakota St Hsg Fin Agy Rev Hsg Fin Pgm Home Mtg Fin Ser B (AMT)
          (MBIA Insd)                                                            5.500      07/01/29           1,318,603
                                                                                                            ------------

          OHIO    2.1%
   1,400  Bowling Green St Univ OH Gen Rcpt (FGIC Insd)                          5.750      06/01/12           1,580,530
   1,000  Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj                         7.500      01/01/30           1,096,730
   1,000  Delaware Cnty, OH Cap Fac (Prerefunded @ 12/01/10)                     6.000      12/01/25           1,113,160
   1,000  Hamilton, OH One Renaissance Ctr Ser A (AMBAC Insd)                    5.500      11/01/16           1,099,410
   1,000  Mahoning Cnty, OH Hosp Fac Forum Hlth Oblig Group Ser A                6.000      11/15/32           1,038,480
   1,000  Ohio St Air Quality Dev Auth Rev JMG Fdg Ltd Part Proj Rfdg (AMT)
          (AMBAC Insd)                                                           6.375      04/01/29           1,026,840
   1,840  Pickerington, OH Loc Sch Dist Cap Apprec Sch Fac Contr (FGIC Insd)         *      12/01/12           1,309,933
   1,000  University Cincinnati OH Gen Ser A (FGIC Insd)                         5.500      06/01/09           1,110,530
                                                                                                            ------------
                                                                                                               9,375,613
                                                                                                            ------------

          OKLAHOMA    1.3%
   1,500  Jenks, OK Aquarium Auth Rev First Mtg (Prerefunded @ 07/01/10)
          (MBIA Insd)                                                            6.100      07/01/30           1,744,830
   1,575  Oklahoma City, OK Arpt Tr Jr Lien 27th Ser B (AMT) (FSA Insd)          5.750      07/01/16           1,712,891
   2,250  Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (AMBAC Insd)                  6.250      11/01/22           2,597,175
                                                                                                            ------------
                                                                                                               6,054,896
                                                                                                            ------------

          OREGON    3.0%
   4,000  Oregon Hlth Sciences Univ Insd Ser A (MBIA Insd)                       5.250      07/01/22           4,215,320
   3,000  Oregon St Dept Admin Ser C Rfdg (MBIA Insd)                            5.250      11/01/17           3,229,860
   1,290  Oregon St Veterans Welfare Ser 76A                                     6.050      10/01/28           1,319,180
   1,190  Portland, OR Cmnty College Dist Ser B                                  5.250      06/01/12           1,306,406
   1,985  Portland, OR Urban Renewal & Redev Downtown Wtrfront Ser A (AMBAC
          Insd)                                                                  5.750      06/15/16           2,232,490
   1,000  Washington Multnomah & Yamhill (MBIA Insd)                             5.000      06/01/13           1,079,030
                                                                                                            ------------
                                                                                                              13,382,286
                                                                                                            ------------

          PENNSYLVANIA    4.1%
   1,250  Allegheny Cnty, PA San Auth Swr Rev (MBIA Insd)                        5.750      12/01/16           1,411,175
   4,680  Erie, PA Sch Dist Cap Apprec Rfdg (FSA Insd)                               *      09/01/19           2,241,392
   3,535  Falls Twp, PA Hosp Auth Hosp Rev DE Vly Med Rfdg (FHA Gtd)             7.000      08/01/22           3,712,104
   1,905  Harrisburg, PA Cap Apprec Ser D Rfdg (AMBAC Insd)                          *      09/15/16           1,085,869
   1,710  Harrisburg, PA Cap Apprec Ser D Rfdg (AMBAC Insd)                          *      03/15/19             837,609
   1,385  Harrisburg, PA Cap Apprec Ser F Rfdg (AMBAC Insd)                          *      09/15/19             662,058
   2,000  Harrisburg, PA Res Gtd Sub Ser D-2 (FSA Insd)                          5.000      12/01/33           2,142,680
   1,500  Penn Cambria Sch Dist PA Cap Apprec (FGIC Insd)                            *      08/15/20             677,130
      60  Penn Hills, PA (Prerefunded @ 12/01/07) (FGIC Insd)                    5.900      12/01/17              66,572
   1,000  Pennsylvania St Higher Ed Fac Auth College & Univ Rev Bryn Mawr
          College (MBIA Insd)                                                    5.625      12/01/27           1,061,750
   1,000  Philadelphia, PA Auth Indl Dev Philadelphia Arpt Sys Proj Ser A (AMT)
          (FGIC Insd)                                                            5.125      07/01/19           1,032,740
   1,400  Philadelphia, PA Sch Dist Ser A (Prerefunded @ 02/01/11) (FSA Insd)    5.750      02/01/12           1,587,096
   1,500  Pittsburgh, PA Ser A (Prerefunded @ 09/01/09) (FGIC Insd)              5.750      09/01/23           1,678,995
   1,005  Southeast Delco Sch Dist PA Cap Apprec (MBIA Insd)                         *      02/01/17             556,760
                                                                                                            ------------
                                                                                                              18,753,930
                                                                                                            ------------

          RHODE ISLAND    0.4%
   1,490  Providence, RI Redev Agy Rev Pub Safety & Muni Bldgs Ser A (AMBAC
          Insd)                                                                  5.500      04/01/14           1,650,801
                                                                                                            ------------

          SOUTH CAROLINA    4.3%
   2,275  Beaufort Cnty, SC Tax Increment New River Redev Proj Area (MBIA
          Insd)                                                                  5.500      06/01/19           2,494,128
   2,375  Berkeley Cnty, SC Sch Dist Ctfs Part Berkeley Sch Facs Grp Inc
          (Escrowed to Maturity) (MBIA Insd)                                     5.250      02/01/16           2,517,049
   2,700  Charleston Cnty, SC Solid Waste (Prerefunded @ 01/01/05) (MBIA Insd)   6.000      01/01/14           2,805,921




   1,840  Myrtle Beach, SC Hospitality Fee Rev Ser A (FGIC Insd)                 5.375      06/01/21           1,978,074
   1,935  Myrtle Beach, SC Hospitality Fee Rev Ser A (FGIC Insd)                 5.375      06/01/22           2,069,037
   3,500  South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj
          Ser A (AMBAC Insd)                                                     5.200      11/01/27           3,590,615
   3,750  South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj Ser B
          (AMT) (AMBAC Insd)                                                     5.450      11/01/32           3,840,488
                                                                                                            ------------
                                                                                                              19,295,312
                                                                                                            ------------

          SOUTH DAKOTA    0.8%
   1,375  Deadwood, SD Ctf Part (ACA Insd)                                       6.375      11/01/20           1,452,165
   1,000  South Dakota St Hlth & Ed Fac Auth Rev Childrens Care Hosp Rfdg        6.125      11/01/29           1,044,190
     990  South Dakota St Hlth & Ed Fac Auth Vocational Ed Pgm Ser A (AMBAC
          Insd)                                                                  5.400      08/01/13           1,077,863
                                                                                                            ------------
                                                                                                               3,574,218
                                                                                                            ------------

          TENNESSEE    1.8%
   1,500  Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn States
          Rfdg (MBIA Insd)                                                       7.500      07/01/25           1,844,475
     410  Montgomery Cnty, TN Pub Impt Rfdg (FGIC Insd)                          5.500      05/01/16             452,779
   5,090  Montgomery Cnty, TN Pub Impt Rfdg (Prerefunded @ 05/01/12) (FGIC
          Insd)                                                                  5.500      05/01/16           5,748,035
                                                                                                            ------------
                                                                                                               8,045,289
                                                                                                            ------------

          TEXAS    12.7%
   2,685  Beaumont, TX Wtrwks & Swr Sys (FGIC Insd)                              6.250      09/01/15           3,076,205
   1,275  Cameron Cnty, TX Ctf Oblig (AMBAC Insd)                                5.750      02/15/13           1,421,612
   3,000  Dallas Cnty, TX Util & Reclamation Dist Ser B Rfdg (AMBAC Insd)        5.875      02/15/29           3,053,280
   2,000  Dallas, TX Wtrwks & Swr Sys Rev Rfdg                                   5.750      10/01/17           2,231,780
   4,000  Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser A Rfdg (AMT) (FGIC
          Insd)                                                                  5.500      11/01/31           4,092,000
   4,000  Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A (AMT) (FGIC Insd)         5.750      11/01/30           4,147,960
   1,000  Houston, TX Arpt Sys Rev Sub Lien Ser A (AMT) (FSA Insd)               5.625      07/01/30           1,026,800
   3,000  Houston, TX Hotel Occupancy Tax & Spl Rev Convention & Entmt Ser B
          (AMBAC Insd)                                                           5.750      09/01/15           3,370,230
     130  Houston, TX Pub Impt Rfdg (FSA Insd)                                   5.750      03/01/15             145,413
   1,370  Houston, TX Pub Impt Rfdg (Prerefunded 09/01/10) (FSA Insd)            5.750      03/01/15           1,547,292
   6,000  Houston, TX Util Sys Rev First Lien Ser A Rfdg (FSA Insd)              5.250      05/15/21           6,374,760
   6,000  Houston, TX Util Sys Rev First Lien Ser A Rfdg (FGIC Insd)             5.250      05/15/23           6,306,660
   1,925  Houston, TX Wtr & Swr Sys Rev Jr Lien Ser C (Prerefunded @ 12/01/07)
          (FGIC Insd)                                                            5.375      12/01/27           2,117,500
   1,500  Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj         7.250      01/01/31           1,422,180
   1,500  North Cent TX Hlth Fac Dev Hosp Baylor Hlthcare Sys Proj Ser A         5.125      05/15/29           1,478,145
   4,000  North Cent TX Hlth Fac Dev Hosp Childrens Med Ctr Dallas (AMBAC Insd)  5.250      08/15/32           4,049,880
   3,000  San Antonio, TX Elec & Gas Sys Rfdg                                    5.375      02/01/16           3,260,220
   2,750  Texas St Vets Housing Assistance Pgm Vet Ser B (AMT) (FHA Gtd)         6.100      06/01/31           2,893,605
   3,000  University of TX Univ Rev Fin Sys Ser A                                5.250      08/15/20           3,198,840
   2,300  University of TX Univ Rev Fin Sys Ser C (Prerefunded @ 08/15/11)       5.375      08/15/19           2,563,097
                                                                                                            ------------
                                                                                                              57,777,459
                                                                                                            ------------

          UTAH    0.9%
     105  Utah St Hsg Fin Agy Single Family Mtg Mezzanine Issue H1 (AMBAC Insd)  6.000      07/01/12             109,065
   3,625  Utah St Ser A                                                          5.000      07/01/07           3,893,903
                                                                                                            ------------
                                                                                                               4,002,968
                                                                                                            ------------

          VIRGINIA    0.5%
   1,320  Fairfax Cnty, VA Ctf Part                                              5.300      04/15/23           1,370,015
   1,000  Henrico Cnty, VA Indl Dev Auth Pub Fac Lease Rev Henrico Cnty Regl
          Jail Proj (Prerefunded @ 08/01/05)                                     7.125      08/01/21           1,074,930
                                                                                                            ------------
                                                                                                               2,444,945
                                                                                                            ------------

          WASHINGTON    6.6%
   1,990  Clark Cnty, WA Sch Dist 114 Evergreen (FSA Insd)                       5.500      12/01/15           2,174,294
   2,500  Energy Northwest WA Elec Rev Proj No 3 Ser A Rfdg (FSA Insd)           5.500      07/01/18           2,700,325
   5,360  Energy Northwest WA Elec Rev Proj No 3 Ser B Rfdg (FSA Insd)           6.000      07/01/16           6,097,697
   1,485  Pierce Cnty, WA (AMBAC Insd)                                           5.750      08/01/14           1,669,615
   1,000  Port Seattle, WA Rev Ser B (AMT) (MBIA Insd)                           5.625      02/01/24           1,049,280
   1,435  Radford Ct Pptys WA Student Hsg Rev (MBIA Insd)                        6.000      06/01/15           1,630,060
   1,585  Radford Ct Pptys WA Student Hsg Rev (MBIA Insd)                        6.000      06/01/16           1,800,449
   1,150  Seattle, WA Muni Lt & Pwr Rev                                          5.250      12/01/08           1,250,568
   1,315  Seattle, WA Muni Lt & Pwr Rev                                          5.500      12/01/09           1,452,575
   1,000  Seattle, WA Muni Lt & Pwr Rev                                          5.625      12/01/18           1,069,600
   2,500  Snohomish Cnty, WA Sch Dist No 201 (FSA Insd) (a)                      5.000      12/01/21           2,580,325
   3,000  Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (MBIA Insd)       5.250      09/01/33           3,069,810
   1,350  Tacoma, WA Elec Sys Rev Ser A Rfdg (FSA Insd)                          5.750      01/01/15           1,510,907
   1,650  Tacoma, WA Elec Sys Rev Ser B Rfdg (FSA Insd)                          5.500      01/01/12           1,841,681
                                                                                                            ------------
                                                                                                              29,897,186
                                                                                                            ------------


          WISCONSIN    1.1%
   1,225  De Pere, WI Unit Sch Dist Rfdg (FGIC Insd)                             5.000      10/01/13           1,318,909
   1,340  Oconto Falls, WI Pub Sch Dist Ser A Rfdg (Prerefunded @ 03/01/11)
          (FSA Insd)                                                             5.750      03/01/15           1,522,428
   2,000  Southeast WI Professional Baseball Pk Dist Sales Tax Rev Ser A Rfdg
          (MBIA Insd)                                                            5.500      12/15/20           2,263,500
                                                                                                            ------------
                                                                                                               5,104,837
                                                                                                            ------------

          GUAM    0.7%
   3,000  Guam Pwr Auth Rev Ser A (AMBAC Insd)                                   5.250      10/01/34           3,062,640
                                                                                                            ------------

          PUERTO RICO    1.0%
   1,110  Puerto Rico Comwlth Aqueduct & Swr Auth Rev Rfdg (Commonwealth Gtd)    5.000      07/01/15           1,139,326
   3,500  Puerto Rico Pub Bldgs Auth Rev Gtd Govt Facs Ser I (Commonwealth Gtd)  5.250      07/01/33           3,537,590
                                                                                                            ------------
                                                                                                               4,676,916
                                                                                                            ------------

TOTAL LONG-TERM INVESTMENTS    156.7%
   (Cost $658,767,758)                                                                                       710,054,902

SHORT-TERM INVESTMENTS    1.3%
   (Cost $6,100,000)                                                                                           6,100,000
                                                                                                            ------------

TOTAL INVESTMENTS    158.0%
   (Cost $664,867,758)                                                                                       716,154,902

OTHER ASSETS IN EXCESS OF LIABILITIES    0.5%                                                                  2,102,148

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (58.5%)                                               (265,118,690)
                                                                                                            ------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                            $453,138,360
                                                                                                            ============

               Percentages are calculated as a percentage of net assets applicable to common shares.

*              Zero coupon bond

(a)            Security purchased on a when-issued or delayed delivery basis.

(b) Security includes a put feature allowing the Trust to periodically put the security back to the issuer at amortized cost on specified put dates. The interest rate shown represents the current interest rate earned by the Trust based on the most recent reset date.


(c) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(d) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.3% of net assets applicable to common shares.

(e) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.


ACA            - American Capital Access
AMBAC          - AMBAC Indemnity Corp.
AMT            - Alternative Minimum Tax
Commonwealth   - Commonwealth Guaranty
FGIC           - Financial Guaranty Insurance Co.
FHA            - Federal Housing Administration
FSA            - Financial Security Assurance Inc.
MBIA           - Municipal Bond Investors Assurance Corp.
XLCA           - XL Capital Assurance Inc.

The futures contracts outstanding as of July 31, 2004 and the description and unrealized appreciation/depreciation were as follows:

                                                                                                              UNREALIZED
                                                                                                              APPRECIATION/
                                                                                      CONTRACTS               DEPRECIATION
SHORT CONTRACTS:
10-Year U.S. Treasury Notes Future September 2004 (Current Notional
      Value of $110,719 per contract)                                                         242             $   (719,463)
5-Year U.S. Treasury Notes Future September 2004 (Current Notional
      Value of $109,500 per contract)                                                         266                 (479,097)
                                                                                      ------------            ------------
                                                                                              508             $ (1,198,560)
                                                                                      ============            ============

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Trust For Investment Grade Municipals

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

By: /s/ James M. Dykas
    ------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: September 20, 2004